Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 3.6%
Diversified Telecommunication Services 0.9%
Liberty Latin America Ltd. "A"*	83,215	691,517
Entertainment 0.4%
Madison Square Garden Sports Corp.	1,859	362,226
Media 2.3%
Interpublic Group of Companies, Inc.	39,760	1,480,663
Nexstar Media Group, Inc.	2,193	378,643
		1,859,306
Consumer Discretionary 10.8%
Automobile Components 2.3%
American Axle & Manufacturing Holdings, Inc.*	63,862	498,762
Lear Corp.	9,816	1,369,234
		1,867,996
Automobiles 0.5%
Winnebago Industries, Inc.	6,930	399,861
Diversified Consumer Services 0.5%
WW International, Inc.*	97,318	400,950
Hotels, Restaurants & Leisure 0.7%
International Game Technology PLC	19,871	532,543
Household Durables 3.2%
Mohawk Industries, Inc.*	8,844	886,346
PulteGroup, Inc.	29,095	1,695,656
		2,582,002
Specialty Retail 1.5%
Foot Locker, Inc.	10,718	425,397
RH*	3,239	788,859
		1,214,256
Textiles, Apparel & Luxury Goods 2.1%
Columbia Sportswear Co.	18,579	1,676,569
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	6,533	394,201
Food Products 1.9%
B&G Foods, Inc. (a)	33,158	514,944
Cal-Maine Foods, Inc.	6,988	425,499
Darling Ingredients, Inc.*	10,608	619,507
		1,559,950

Household Products 0.4%
Central Garden & Pet Co.*	7,995	328,275
Personal Products 0.3%
Herbalife Nutrition Ltd.*	13,836	222,760
Energy 4.6%
Energy Equipment & Services 0.9%
Nabors Industries Ltd.*	2,550	310,870
NexTier Oilfield Solutions, Inc.*	52,206	415,038
		725,908
Oil, Gas & Consumable Fuels 3.7%
Devon Energy Corp.	9,797	495,826
HF Sinclair Corp.	12,253	592,800
Kinetik Holdings, Inc. (a)	12,422	388,809
PDC Energy, Inc.	7,559	485,137
Targa Resources Corp.	9,153	667,711
Vertex Energy, Inc.* (a)	30,725	303,563
		2,933,846
Financials 19.1%
Banks 9.3%
Associated Banc-Corp.	50,702	911,622
BankUnited, Inc.	35,094	792,423
Columbia Banking System, Inc.	13,657	292,533
Eagle Bancorp., Inc.	21,907	733,227
Eastern Bankshares, Inc.	19,265	243,124
First BanCorp.	26,138	298,496
First Financial Corp.	10,968	411,081
First Horizon Corp.	29,685	527,799
Fulton Financial Corp.	21,539	297,669
Hancock Whitney Corp.	23,244	846,082
Hilltop Holdings, Inc.	25,784	765,011
Simmons First National Corp. "A"	30,569	534,652
UMB Financial Corp.	14,217	820,605
		7,474,324
Capital Markets 0.5%
Evercore, Inc. "A"	3,114	359,293
Consumer Finance 0.8%
Credit Acceptance Corp.* (a)	1,410	614,817
Financial Services 3.0%
A-Mark Precious Metals, Inc.	19,638	680,457
AvidXchange Holdings, Inc.*	71,323	556,319
Star Holdings*	8,368	145,520
Voya Financial, Inc.	14,340	1,024,736
		2,407,032
Insurance 4.8%
Assurant, Inc.	9,089	1,091,316
Brown & Brown, Inc.	23,705	1,361,141
Everest Re Group Ltd.	3,840	1,374,797
		3,827,254
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Rithm Capital Corp.	74,134	593,072

Health Care 9.2%
Biotechnology 1.7%
EQRx, Inc.*	76,345	148,109
Kiniksa Pharmaceuticals Ltd. "A"*	17,369	186,890
Sage Therapeutics, Inc.*	10,224	428,999
Sana Biotechnology, Inc.* (a)	76,915	251,512
Twist Bioscience Corp.*	22,683	342,060
		1,357,570
Health Care Equipment & Supplies 1.2%
Cue Health, Inc.*	155,434	282,890
ICU Medical, Inc.*	1,845	304,351
Merit Medical Systems, Inc.*	5,052	373,596
		960,837
Health Care Providers & Services 2.9%
Chemed Corp.	1,231	661,970
Molina Healthcare, Inc.*	2,804	750,042
NeoGenomics, Inc.*	35,864	624,392
Owens & Minor, Inc.*	22,239	323,578
		2,359,982
Health Care Technology 0.1%
Multiplan Corp.*	71,151	75,420
Life Sciences Tools & Services 0.8%
PerkinElmer, Inc.	4,826	643,113
Pharmaceuticals 2.5%
Jazz Pharmaceuticals PLC*	4,726	691,556
Ligand Pharmaceuticals, Inc.*	6,006	441,801
Reata Pharmaceuticals, Inc. "A"*	9,348	849,920
		1,983,277
Industrials 17.3%
Aerospace & Defense 1.1%
Huntington Ingalls Industries, Inc.	4,406	912,130
Air Freight & Logistics 0.4%
GXO Logistics, Inc.*	5,515	278,287
Building Products 2.8%
Carlisle Companies, Inc.	6,936	1,568,021
Owens Corning	6,801	651,536
		2,219,557
Construction & Engineering 0.5%
MasTec, Inc.*	4,377	413,364
Electrical Equipment 3.7%
Encore Wire Corp.	6,753	1,251,534
EnerSys	19,390	1,684,603
		2,936,137
Ground Transportation 1.2%
Knight-Swift Transportation Holdings, Inc.	10,885	615,873
RXO, Inc.*	18,131	356,093
		971,966

Machinery 3.3%
Hillenbrand, Inc.	40,752	1,936,943
The Manitowoc Co., Inc.*	42,427	725,077
		2,662,020
Professional Services 3.0%
Jacobs Solutions, Inc.	10,424	1,224,924
ManpowerGroup, Inc.	3,398	280,437
Science Applications International Corp.	6,673	717,081
TrueBlue, Inc.*	11,395	202,831
		2,425,273
Trading Companies & Distributors 1.3%
NOW, Inc.*	92,675	1,033,326
Information Technology 8.4%
Communications Equipment 0.5%
Ciena Corp.*	7,945	417,271
Electronic Equipment, Instruments & Components 3.0%
Avnet, Inc.	33,437	1,511,353
Itron, Inc.*	9,376	519,899
TD SYNNEX Corp.	3,829	370,609
		2,401,861
Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*	11,969	1,309,169
Ichor Holdings Ltd.*	8,469	277,275
Photronics, Inc.*	26,946	446,765
		2,033,209
Software 2.3%
Adeia, Inc.	33,819	299,636
NCR Corp.*	12,880	303,839
Porch Group, Inc.* (a)	191,004	273,136
Verint Systems, Inc.*	26,229	976,768
		1,853,379
Materials 6.5%
Chemicals 1.9%
Amyris, Inc.* (a)	165,272	224,770
Avient Corp.	7,871	323,970
Chemours Co.	20,651	618,291
Huntsman Corp.	12,248	335,105
		1,502,136
Containers & Packaging 1.1%
Graphic Packaging Holding Co.	33,885	863,729
Metals & Mining 3.5%
Cleveland-Cliffs, Inc.*	22,180	406,559
Steel Dynamics, Inc.	21,265	2,404,221
		2,810,780
Real Estate 11.3%
Diversified REITs 0.3%
iStar, Inc.	8,751	257,037
Industrial REITs 5.4%
LXP Industrial Trust	155,012	1,598,174

Prologis, Inc.	7,624	951,246
STAG Industrial, Inc. (a)	52,479	1,774,840
		4,324,260
Office REITs 0.8%
Highwoods Properties, Inc.	27,146	629,516
Real Estate Management & Development 0.6%
Kennedy-Wilson Holdings, Inc.	28,877	479,069
Residential REITs 1.0%
BRT Apartments Corp.	38,543	760,068
Retail REITs 0.6%
SITE Centers Corp.	38,592	473,910
Specialized REITs 2.6%
Gaming and Leisure Properties, Inc.	32,113	1,671,803
Iron Mountain, Inc.	8,026	424,655
		2,096,458
Utilities 4.4%
Electric Utilities 3.0%
IDACORP, Inc.	15,434	1,671,965
Otter Tail Corp.	10,075	728,120
		2,400,085
Gas Utilities 1.4%
Northwest Natural Holding Co.	9,452	449,537
UGI Corp.	20,014	695,687
		1,145,224
Total Common Stocks (Cost $69,921,417)		78,708,209

Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c) (Cost $4,278,525)	4,278,525	4,278,525

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.78% (b) (Cost $1,376,623)	1,376,623	1,376,623

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,576,565)	105.4	84,363,357
Other Assets and Liabilities, Net	(5.4)	(4,297,238)
Net Assets	100.0	80,066,119
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c)
2,566,790	1,711,735 (d)	—	—	—	11,527	—	4,278,525	4,278,525
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.78% (b)
—	4,271,811	2,895,188	—	—	12,167	—	1,376,623	1,376,623
2,566,790	5,983,546	2,895,188	—	—	23,694	—	5,655,148	5,655,148

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $4,215,343, which is 5.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$78,708,209	$—	$—	$78,708,209
Short-Term Investments (a)	5,655,148	—	—	5,655,148
Total	$84,363,357	$—	$—	$84,363,357

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH1
R-080548-2 (1/25)